CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Operating activities:
Net loss	$ (20,328)	$ (13,834)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Inventory write-down	640	799
Depreciation and amortization	46,601	45,370
Amortization of deferred convertible notes issuance costs and premium	254	392
Allowance of doubtful receivables, advance to suppliers and prepayment for purchases of property, plant and equipment	(1,277)	5,197
Losses on derivatives	4,252	518
Share-based compensation	791	1,041
(Gain) loss on disposal of long-lived assets	$ (4)	1,255
Gain on disposal of subsidiaries		(2,615)
Gain on disposal of land use right		(573)
Fair value change of warrant liability	$ (841)	$ (2,048)
Gain from settlement of certain payables	(6,258)
Gain on repurchase of convertible notes	(11,803)
Changes in assets and liabilities:
Accounts receivable	30,133	$ 18,642
Inventories	45,767	(34,540)
Advances to suppliers	(16,375)	4,141
Amounts due from related parties	(3,828)	(5,683)
Value added tax recoverable	5,406	8,018
Prepaid expenses and other current assets	(8,745)	3,727
Prepaid land use right, net	(535)	1,741
Accounts payable	(49,389)	(133,608)
Advances from customers	(47,927)	(58,659)
Income tax payables	(475)	(4,670)
Other current liabilities	124	$ 10,922
Deferred project revenue	26,054
Other long-term liabilities	(620)	$ (3,626)
Other long-term assets	(2,727)
Accrued warranty expense	4,406	$ 5,076
Deferred tax assets	(1,145)	(1,217)
Project assets	8,092	$ 1,369
Deferred project costs	(20,874)
Net cash used in operating activities	(20,631)	$ (152,865)
Investing activities:
Purchases of property, plant and equipment	(1,661)	(39,330)
Advances for purchases of property, plant and equipment	(103)	(2,446)
Cash received from government subsidy		11,762
Proceeds from disposal of property, plant and equipment	25	41
Changes in restricted cash	(20,095)	95,669
Net cash received (paid) on settlement of derivatives	606	(901)
Proceeds from disposal of subsidiaries		18,473
Net cash provided by (used in) investing activities	(21,228)	83,268
Financing activities:
Proceeds from bank borrowings	475,612	$ 543,197
Proceeds from RPT	3,000
Repayment of bank borrowings	(473,566)	$ (508,886)
Proceeds from exercise of stock options	221	624
Paid for repurchase of convertible notes	(20,364)
Net cash provided by (used in) financing activities	(15,097)	34,935
Effect of exchange rate changes	261	6,016
Net decrease in cash and cash equivalents	(56,695)	(28,646)
Cash and cash equivalents, beginning of year	99,848	86,773
Cash and cash equivalents, end of year	43,153	58,127
Supplemental schedule of non-cash transactions
Payables for purchase of property, plant and equipment	8,877	21,311
Banknotes, included in accounts receivable, used to purchase equipment	8,220	5,965
Supplemental disclosure of cash flow information
Interest paid	$ 22,498	24,643
Income tax paid		$ 3,484